Capital Stock - Summary of Common Stock Outstanding (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2015		Mar. 29, 2014
Class of Stock [Line Items]
Beginning Balance, Shares	17,849,509
Exercise of stock options, Shares	111,372		74,813
Ending Balance, Shares	17,960,881		17,849,509
Balance as of beginning balance	$ 69,475
Exercise of stock options	116		$ 74
Balance as of ending balance	$ 69,601		$ 69,475
Class A Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	10,131,539
Exercise of stock options, Shares	111,372
Ending Balance, Shares	10,242,911		10,131,539
Balance as of beginning balance	$ 30,862
Exercise of stock options	126
Balance as of ending balance	$ 30,988	[1]	$ 30,862
Class B Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	7,717,970
Ending Balance, Shares	7,717,970		7,717,970
Balance as of beginning balance	$ 38,613
Balance as of ending balance	$ 38,613	[1]	$ 38,613

[1]	unlimited shares authorized